UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: January 31, 2019

ITEM 1.	INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 74.25%

France : 1.89%
Veolia Environnement SA (Utilities, Multi-Utilities)	234,399	$4,941,931

Germany : 1.21%
Telefónica Deutschland Holding AG (Communication Services, Diversified Telecommunication Services)	900,000	3,152,227

Italy : 14.50%
Enel SpA (Utilities, Electric Utilities)	4,000,000	24,109,845
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	847,347
Hera SpA (Utilities, Multi-Utilities)	2,000,000	6,757,716
Terna SpA (Utilities, Electric Utilities)	1,000,000	6,148,789

		37,863,697

South Korea : 2.19%
SK Telecom Company Limited ADR (Communication Services, Wireless Telecommunication Services)	225,000	5,712,750

Spain : 13.70%
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	600,000	17,464,300
Endesa SA (Utilities, Electric Utilities)	180,000	4,495,529
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	600,000	13,803,871

		35,763,700

Taiwan : 0.67%
Chunghwa Telecom Company Limited ADR (Communication Services, Diversified Telecommunication Services)	50,000	1,755,000

United Kingdom : 3.99%
National Grid plc (Utilities, Multi-Utilities)	600,366	6,497,952
Severn Trent plc (Utilities, Water Utilities)	150,000	3,931,847

		10,429,799

United States : 36.10%
A-Mark Precious Metals Incorporated (Financials, Diversified Financial Services)	150,000	1,945,500
AT&T Incorporated (Communication Services, Diversified Telecommunication Services)	200,000	6,012,000
AXA Equitable Holdings Incorporated (Financials, Diversified Financial Services)	5,000	92,700
Chatham Lodging Trust (Real Estate, Equity REITs)	100,000	2,021,000
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	475,000	3,975,085
Entergy Corporation (Utilities, Electric Utilities)	100,000	8,919,000
Exelon Corporation (Utilities, Electric Utilities)	150,000	7,164,000
FirstEnergy Corporation (Utilities, Electric Utilities)	250,000	9,800,000
Global Net Lease Incorporated (Real Estate, Equity REITs)	28,000	542,920
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	3,644,430
PermRock Royalty Trust (Energy, Oil, Gas & Consumable Fuels)	50,000	451,500
Plymouth Industrial Incorporated (Real Estate, Equity REITs)	85,000	1,363,400
Sempra Energy (Utilities, Multi-Utilities)	75,000	8,773,500
Shenandoah Telecommunications Company (Communication Services, Wireless Telecommunication Services)	390,000	18,575,700
SJW Corporation (Utilities, Water Utilities)	30,000	1,798,500
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	649,006	5,386,750
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)	125,000	1,396,250
UMH Properties Incorporated (Real Estate, Equity REITs)	5,000	116,250
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	125,000	6,882,500
Visa Incorporated Class A (Information Technology, IT Services)	40,000	5,400,400

		94,261,385

Total Common Stocks (Cost $165,613,048)		193,880,489

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 20.26%

United States : 20.26%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63%	11-15-2024	$450,000	$451,125
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	4.75	10-1-2027	125,000	116,250
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	689,500
Ally Financial Incorporated (Financials, Consumer Finance)	8.00	3-15-2020	175,000	183,094
AmeriGas Partners LP (Utilities, Gas Utilities)	5.75	5-20-2027	50,000	47,750
AmWINS Group Incorporated (Financials, Insurance) 144A	7.75	7-1-2026	175,000	174,563
Aramark Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.00	2-1-2028	50,000	48,813
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.13	1-15-2024	175,000	176,822
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	10-1-2022	200,000	195,000
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	625,000	628,125
B&G Foods Incorporated (Consumer Staples, Food Products)	5.25	4-1-2025	217,000	212,769
Ball Corporation (Materials, Containers & Packaging)	4.88	3-15-2026	100,000	101,813
Ball Corporation (Materials, Containers & Packaging)	5.00	3-15-2022	25,000	25,875
BBA US Holdings Incorporated (Industrials, Airlines) 144A	5.38	5-1-2026	325,000	325,000
Berry Global Incorporated (Materials, Containers & Packaging)	6.00	10-15-2022	115,000	117,588
Bristow Group Incorporated (Energy, Energy Equipment & Services)	6.25	10-15-2022	700,000	325,500
Bristow Group Incorporated (Energy, Energy Equipment & Services) 144A	8.75	3-1-2023	125,000	104,531
Cardtronics Incorporated (Information Technology, IT Services) 144A	5.50	5-1-2025	425,000	405,344
Carriage Services Incorporated (Consumer Discretionary, Diversified Consumer Services) 144A	6.63	6-1-2026	75,000	75,188
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	125,000	128,750
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.00	3-15-2022	700,000	707,000
CCO Holdings LLC (Communication Services, Media) 144A	4.00	3-1-2023	25,000	24,384
CCO Holdings LLC (Communication Services, Media) 144A	5.00	2-1-2028	25,000	23,750
CCO Holdings LLC (Communication Services, Media)	5.13	2-15-2023	200,000	202,000
CCO Holdings LLC (Communication Services, Media) 144A	5.13	5-1-2023	1,605,000	1,626,475
CDK Global Incorporated (Information Technology, Software)	4.88	6-1-2027	25,000	24,250
CDK Global Incorporated (Information Technology, Software)	5.00	10-15-2024	100,000	99,750
CDK Global Incorporated (Information Technology, Software)	5.88	6-15-2026	25,000	25,531
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	6-1-2026	100,000	103,655
Centene Corporation (Health Care, Health Care Providers & Services)	6.13	2-15-2024	50,000	52,375
Central Garden & Pet Company (Consumer Staples, Household Products)	5.13	2-1-2028	25,000	23,313
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A	5.75	3-1-2025	425,000	406,938
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	5.50	4-1-2026	75,000	76,688
Cheniere Corpus Christi Holdings LLC (Energy, Oil, Gas & Consumable Fuels)	5.13	6-30-2027	150,000	151,313
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.25	10-1-2025	1,050,000	1,055,240
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	10-1-2026	100,000	100,236
CHS Incorporated (Health Care, Health Care Providers & Services)	5.13	8-1-2021	325,000	312,406
Cinemark USA Incorporated (Communication Services, Media)	4.88	6-1-2023	25,000	24,750
Citigroup Incorporated (Financials, Banks)	4.13	3-9-2021	10,000	10,025
Citigroup Incorporated (Financials, Banks)	6.13	3-9-2028	15,000	15,900
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	125,000	118,125
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	502,313
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	8.00	12-15-2019	175,000	180,031
CoreCivic Incorporated (Real Estate, Equity REITs)	4.63	5-1-2023	250,000	234,375
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	2,895
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	75,000	74,250

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88%	3-1-2024	$500,000	$498,750
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	6.00	1-1-2027	50,000	47,875
Crown Americas Capital Corporation V (Materials, Containers & Packaging)	4.25	9-30-2026	125,000	118,750
Crown Americas Capital Corporation VI (Materials, Containers & Packaging) %%	4.75	2-1-2026	125,000	122,188
CSC Holdings LLC (Communication Services, Media) 144A	5.38	7-15-2023	450,000	454,500
CSC Holdings LLC (Communication Services, Media) 144A	7.75	7-15-2025	300,000	314,250
Davita Incorporated (Health Care, Health Care Providers & Services)	5.00	5-1-2025	175,000	168,438
DCP Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	2.70	4-1-2019	125,000	124,838
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	1,325,000	1,346,494
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	8-15-2021	875,000	721,875
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services)	4.88	11-1-2043	250,000	153,750
Dish Direct Broadcast Satellite Corporation (Communication Services, Media)	7.75	7-1-2026	75,000	64,594
Dish Network Corporation (Communication Services, Media)	3.38	8-15-2026	175,000	148,663
EMI Music Publishing Group (Communication Services, Media) 144A	7.63	6-15-2024	243,000	257,745
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.15	6-1-2025	275,000	257,469
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.40	4-1-2024	150,000	143,531
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.85	7-15-2026	225,000	210,938
Equinix Incorporated (Real Estate, Equity REITs)	5.75	1-1-2025	25,000	25,688
Equinix Incorporated (Real Estate, Equity REITs)	5.88	1-15-2026	400,000	413,800
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	490,000
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	5.25	5-1-2025	725,000	716,735
Exterran Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	4-1-2021	200,000	197,250
Fair Isaac Corporation (Information Technology, Software) 144A	5.25	5-15-2026	75,000	75,375
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	375,000
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	6.88	1-15-2025	250,000	233,750
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	7.88	7-15-2026	50,000	47,500
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	475,000	472,625
Gray Television Incorporated (Communication Services, Media) 144A	5.13	10-15-2024	725,000	704,609
Gray Television Incorporated (Communication Services, Media) 144A	7.00	5-15-2027	50,000	51,980
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	6-1-2022	75,000	74,344
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	250,000	240,000
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	6.00	10-15-2024	100,000	94,000
HCA Incorporated (Health Care, Health Care Providers & Services)	6.50	2-15-2020	375,000	385,313
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	118,750
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	475,000	461,938
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	6.25	11-1-2028	50,000	48,750
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	5.75	9-1-2023	255,000	262,650
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	5.13	5-1-2026	100,000	100,750
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	10-15-2025	500,000	491,060
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.63	2-1-2028	25,000	24,125
Hornbeck Offshore Services Incorporated (Energy, Energy Equipment & Services)	1.50	9-1-2019	775,000	620,000
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	100,000	97,000
Infor US Incorporated (Information Technology, IT Services)	6.50	5-15-2022	215,000	218,763
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.25	3-15-2028	100,000	93,000
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	300,000	285,375

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13%	6-1-2025	$925,000	$891,312
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies) 144A	7.88	2-15-2021	500,000	510,000
Lamar Media Corporation (Communication Services, Media)	5.38	1-15-2024	150,000	153,375
Lamar Media Corporation (Communication Services, Media) 144A%%	5.75	2-1-2026	25,000	25,890
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	174,125
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.13	5-1-2023	25,000	24,781
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.38	8-15-2022	44,000	44,343
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.63	2-1-2023	525,000	527,625
Levi Strauss & Company (Consumer Discretionary, Specialty Retail)	5.00	5-1-2025	100,000	100,500
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	475,000	458,375
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	5.38	6-15-2022	316,000	318,370
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	5.63	3-15-2026	50,000	50,500
LKQ Corporation (Consumer Discretionary, Distributors)	4.75	5-15-2023	350,000	351,750
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	1,230,000	1,209,459
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	175,000	175,656
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	1-15-2027	50,000	50,188
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	525,000	521,325
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	600,875
MSCI Incorporated (Financials, Capital Markets) 144A	5.38	5-15-2027	50,000	51,125
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.75	8-15-2025	30,000	30,111
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	417,934
Nabors Industries Incorporated (Energy, Oil, Gas & Consumable Fuels)	0.75	1-15-2024	225,000	150,891
National CineMedia LLC (Communication Services, Media)	6.00	4-15-2022	375,000	377,813
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	200,000	208,250
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5.88	12-15-2021	225,000	225,844
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	600,000	601,500
Nexstar Broadcasting Group Incorporated (Communication Services, Media) 144A	6.13	2-15-2022	325,000	327,438
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	9-15-2024	25,000	23,820
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.50	9-15-2027	250,000	227,344
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	50,417
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.88	8-15-2027	75,000	74,250
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	7.77	12-15-2037	900,000	1,072,926
Nielsen Finance LLC (Communication Services, Media) 144A	5.00	4-15-2022	350,000	349,475
Novelis Corporation (Materials, Metals & Mining) 144A	5.88	9-30-2026	50,000	48,313
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	590,540	628,926
NVA Holdings Company (Health Care, Health Care Providers & Services ) 144A	6.88	4-1-2026	25,000	23,868
Oceaneering International Incorporated (Energy, Energy Equipment & Services)	6.00	2-1-2028	200,000	171,000
Outfront Media Capital Corporation (Communication Services, Media)	5.88	3-15-2025	200,000	202,000
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging) 144A	5.38	1-15-2025	575,000	572,844
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging) 144A	5.88	8-15-2023	100,000	103,500
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	6.38	8-15-2025	200,000	209,000

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88%	2-1-2024	$1,000,000	$977,500
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	3.75	8-15-2020	85,000	84,469
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	710,500
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.75	3-15-2025	75,000	73,500
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.88	9-30-2027	50,000	48,250
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services) 144A	8.50	12-1-2022	100,000	96,000
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	6.38	3-1-2024	25,000	24,875
Quintiles IMS Holdings Incorporated (Health Care, Health Care Technology) 144A	4.88	5-15-2023	100,000	101,125
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense) 144A	4.88	12-15-2025	275,000	265,375
Resideo Funding Incorporated (Industrials, Electrical Equipment) 144A	6.13	11-1-2026	50,000	51,500
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging) 144A	5.13	7-15-2023	100,000	100,185
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	750,000	763,125
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	350,000	374,500
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	7-15-2022	550,000	522,500
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	11-15-2023	265,000	246,450
Sabra Health Care REIT Incorporated (Real Estate, Equity REITs)	5.50	2-1-2021	360,000	363,600
Salem Media Group Incorporated (Communication Services, Media) 144A	6.75	6-1-2024	500,000	450,000
SBA Communications Corporation (Real Estate, Equity REITs)	4.88	7-15-2022	155,000	156,984
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	350,000	353,605
Select Medical Corporation (Health Care, Health Care Providers & Services)	6.38	6-1-2021	400,000	402,000
SemGroup Corporation (Energy, Oil, Gas & Consumable Fuels)	7.25	3-15-2026	125,000	119,375
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	4.63	12-15-2027	100,000	97,500
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	25,000	27,250
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	924,375
Silgan Holdings Incorporated (Materials, Containers & Packaging)	5.50	2-1-2022	25,000	25,063
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	5-15-2023	475,000	452,438
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.13	7-15-2022	250,000	244,375
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.50	4-1-2026	50,000	51,500
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.75	10-1-2027	50,000	51,500
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	49,265
Springleaf Finance Corporation (Financials, Consumer Finance)	6.00	6-1-2020	50,000	50,813
Springleaf Finance Corporation (Financials, Consumer Finance)	7.13	3-15-2026	175,000	166,688
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	106,000	113,155
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	10-1-2023	100,000	107,500
Sprint Capital Corporation (Communication Services, Wireless Telecommunication Services)	8.75	3-15-2032	375,000	411,563
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	275,000	277,855
Suburban Propane Partners LP (Utilities, Gas Utilities)	5.88	3-1-2027	50,000	47,250
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	100,000	92,500
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	8.88	4-15-2021	175,000	178,500
Symantec Corporation (Information Technology, Software) 144A	5.00	4-15-2025	75,000	74,655
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.50	2-1-2026	25,000	24,344
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.75	2-1-2028	25,000	23,969

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	6.50%	1-15-2026	$825,000	$872,438
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	1,025,000	1,027,563
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	4.63	7-15-2024	130,000	127,332
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.25	1-31-2023	525,000	513,188
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.00	1-31-2028	650,000	603,688
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	6.13	3-1-2026	225,000	214,875
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels)	6.38	5-1-2024	125,000	130,000
The E.W. Scripps Company (Communication Services, Media) 144A	5.13	5-15-2025	517,000	493,735
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	136,875
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	23,370
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	400,000	362,000
The Geo Group Incorporated (Real Estate, Equity REITs)	6.00	4-15-2026	125,000	111,719
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5.25	8-15-2021	275,000	275,688
Trimas Corporation (Industrials, Machinery) 144A	4.88	10-15-2025	100,000	97,000
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.13	4-15-2025	625,000	181,250
USA Compression Partners LP (Energy, Energy Equipment & Services)	6.88	4-1-2026	175,000	175,000
USIS Merger Subordinate Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	208,000	199,618
Vantiv LLC (Financials, Diversified Financial Services) 144A	4.38	11-15-2025	75,000	71,999
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	10.38	3-1-2024	575,000	623,156
Waste Pro USA Incorporated (Industrials, Commercial Services & Supplies) 144A	5.50	2-15-2026	50,000	48,588
WellCare Health Plans Incorporated (Health Care, Health Care Providers & Services) 144A	5.38	8-15-2026	25,000	25,563
Wolverine World Wide Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	325,000	308,100
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	5.38	4-15-2026	300,000	300,000
Zayo Group LLC (Information Technology, IT Services) 144A	5.75	1-15-2027	25,000	24,155
Zayo Group LLC (Information Technology, IT Services)	6.38	5-15-2025	565,000	551,581

Total Corporate Bonds and Notes (Cost $55,375,399)				52,899,141

			Shares
Investment Companies : 0.37%

United States : 0.37%
AllianzGI Convertible & Income Fund II (Financials, Diversified Financial Services)			40,000	965,600

Total Investment Companies (Cost $995,200)				965,600

			Principal
Loans : 0.71%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies) ±	9.00	7-25-2022	$250,000	187,813
Ancestry.com Incorporated (1 Month LIBOR +3.25%) (Communication Services, Media) ±	5.75	10-19-2023	110,511	108,384
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) (Health Care, Health Care Technology) ±	5.25	10-23-2023	172,921	169,822
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) (Energy, Oil, Gas & Consumable Fuels) ± ‡	9.25	10-29-2025	100,000	95,750
Hubbard Radio LLC (1 Month LIBOR +3.50%) (Communication Services, Media) ±<	6.02	3-28-2025	125,000	122,813
Montreign Operating Company LLC (3 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure) ±	10.96	1-24-2023	818,662	757,262

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services) ± ‡	10.24%	4-30-2023	$175,000	$172,375
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & Packaging) ±	5.25	2-5-2023	99,746	98,240
Ultra Resources Incorporated (1 Month LIBOR +4.00%) (Energy, Oil, Gas & Consumable Fuels) ±	6.50	4-12-2024	150,000	133,751

Total Loans (Cost $1,997,057)				1,846,210

	Dividend yield		Shares
Preferred Stocks : 16.01%

Canada : 2.30%
Just Energy Group Incorporated (5 Year USD Swap +6.98%) (Utilities, Multi-Utilities) ±	5.58		315,000	6,000,750

Greece : 0.10%
Navios Maritime Holdings Incorporated (Industrials, Marine) †	0.00		59,000	260,780

Hong Kong : 1.93%
Seaspan Corporation (Industrials, Marine)	6.38		200,000	5,038,000

Monaco : 1.93%
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	981,600
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		160,000	4,073,600

				5,055,200

United States : 9.75%
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		52,607	1,246,428
Braemar Hotels & Resorts (Real Estate, Equity REITs)	5.50		36,000	676,080
CM Finance Incorporated (Financials, Capital Markets)	6.13		5,000	126,000
CMS Energy Corporation (Utilities, Multi-Utilities)	5.88		54,462	1,445,421
Crestwood Equity Partners LP (Energy, Oil, Gas & Consumable Fuels) (a)	9.25		500,000	4,609,500
DTE Energy Company (Utilities, Multi-Utilities)	5.25		150,000	3,706,500
E.I. Du Pont de Nemours & Company (Materials, Chemicals)	3.50		4,500	456,975
E.I. Du Pont de Nemours & Company (Materials, Chemicals)	4.50		11,000	894,300
Entergy Mississippi Incorporated (Utilities, Electric Utilities)	4.90		90,965	2,233,191
First Republic Bank Corporation (Financials, Banks)	5.50		20,000	482,800
Gladstone Capital Corporation (Financials, Capital Markets)	6.13		25,000	633,250
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †(a)	10.00		61,786	0
Integrys Holding Incorporated (3 Month LIBOR +3.22%) (Utilities, Multi-Utilities) ±†	2.98		41,021	1,033,729
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	31,500
Prudential Financial Incorporated (Financials, Insurance)	5.63		50,000	1,255,000
SCE Trust VI (Utilities, Electric Utilities)	5.00		107,972	1,955,373
Southern Company (Utilities, Electric Utilities)	5.25		98,293	2,384,588
United States Cellular Corporation (Communication Services, Wireless Telecommunication Services)	7.25		14,380	362,376
US Bancorp (Financials, Banks)	5.50		5,000	124,050
Wheeler Real Estate Investment Trust Incorporated Series D (Real Estate, Equity REITs)	8.75		150,000	1,800,000

				25,457,061

Total Preferred Stocks (Cost $48,246,514)				41,811,791

		Expiration date
Warrants : 0.00%

United States : 0.00%
GreenHunter Water LLC (Energy, Energy Equipment & Services) †(a)		12-31-2049	96,112	0

Total Warrants (Cost $0)				0

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 1.88%

Bermuda : 0.03%
Teekay Corporation (Energy, Oil, Gas & Consumable Fuels)		8.50%	1-15-2020	$75,000	$74,475

Canada : 1.02%
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A		5.50	3-1-2023	125,000	121,719
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A		5.50	11-1-2025	75,000	74,802
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A		5.88	5-15-2023	600,000	587,772
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A		6.13	4-15-2025	250,000	236,250
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A		8.50	1-31-2027	50,000	52,250
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A		5.63	6-1-2024	675,000	607,500
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A		5.38	1-15-2025	725,000	728,625
Rockpoint Gas Storage (Energy, Oil, Gas & Consumable Fuels) 144A		7.00	3-31-2023	250,000	243,750

					2,652,668

Ireland : 0.14%
Ardagh Packaging Finance plc (Materials, Containers & Packaging) 144A		7.25	5-15-2024	350,000	362,688

Luxembourg : 0.45%
ArcelorMittal SA (Materials, Metals & Mining)		6.25	2-25-2022	25,000	26,541
Intelsat Connect Finance Company (Financials, Banks) 144A		9.50	2-15-2023	75,000	69,938
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services)		5.50	8-1-2023	800,000	727,000
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services) 144A		8.50	10-15-2024	275,000	277,750
Intelsat Luxembourg SA (Communication Services, Diversified Telecommunication Services)		8.13	6-1-2023	75,000	62,391

					1,163,620

Netherlands : 0.06%
OI European Group BV (Materials, Containers & Packaging) 144A		4.00	3-15-2023	75,000	72,563
Sensata Technologies BV (Industrials, Machinery) 144A		5.00	10-1-2025	97,000	97,485

					170,048

United Kingdom : 0.18%
Ensco plc (Energy, Energy Equipment & Services)		5.75	10-1-2044	575,000	375,188
Sensata Technologies BV (Industrials, Machinery) 144A		6.25	2-15-2026	100,000	104,250

					479,438

Total Yankee Corporate Bonds and Notes (Cost $4,894,905)					4,902,937

		Yield		Shares
Short-Term Investments : 3.44%

Investment Companies : 3.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.33		8,988,054	8,988,054

Total Short-Term Investments (Cost $8,988,054)					8,988,054

Total investments in securities (Cost $286,110,177)		116.92%			305,294,222
Other assets and liabilities, net	(16.92)				(44,190,854)

Total net assets	100.00%				$261,103,368

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2019 (unaudited)

%% The security is issued on a when-issued basis.
± Variable rate investment. The rate shown is the rate in effect at period end.
‡ Security is valued using significant unobservable inputs.
< All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
† Non-income-earning security
(a) The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u) The rate represents the 7-day annualized yield at period end.
## All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	15,209,470	15,805,463	22,026,879	8,988,054	$8,988,054	3.44%

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Funds Management.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2019, the Fund had unfunded loan commitments of $123,753.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
France	$4,941,931	$0	$0	$4,941,931
Germany	3,152,227	0	0	3,152,227
Italy	37,863,697	0	0	37,863,697
South Korea	5,712,750	0	0	5,712,750
Spain	35,763,700	0	0	35,763,700
Taiwan	1,755,000	0	0	1,755,000
United Kingdom	10,429,799	0	0	10,429,799
United States	94,261,385	0	0	94,261,385
Corporate bonds and notes	0	52,899,141	0	52,899,141
Investment companies	965,600	0	0	965,600
Loans	0	1,578,085	268,125	1,846,210
Preferred stocks
Canada	6,000,750	0	0	6,000,750
Greece	260,780	0	0	260,780
Hong Kong	5,038,000	0	0	5,038,000
Monaco	5,055,200	0	0	5,055,200
United States	18,567,404	6,889,657	0	25,457,061
Warrants
United States	0	0	0	0
Yankee corporate bonds and notes	0	4,902,937	0	4,902,937
Short-term investments
Investment companies	8,988,054	0	0	8,988,054

Total assets	$238,756,277	$66,269,820	$268,125	$305,294,222

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date: March 27, 2019

By:	/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	March 27, 2019